CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net income (loss)	$ (21,430)	$ 9,350	$ 1,324	$ 32,619
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	538	502	2,199	1,400
Bad debt expense	30	30	(155)	240
Amortization of debt issuance costs	195	55	589	222
Provision for obsolete inventory		60	140	471
Non-cash lease expense	69	58	240	226
Shares issued in settlement of litigation	1,199
Share-based compensation expense	2,170		82,180
Loss from change in fair value of warrant liability	1,618		(5,127)
Loss from change in fair value of earnout liability	25,410		(61,770)
Deferred income taxes	103		(743)
Changes in operating assets and liabilities:
Accounts receivable	(728)	(1,344)	(1,562)	(752)
Inventory	1,560	377	(1,708)	(5,762)
Other current assets	1,238	(1,445)	(2,284)	34
Accounts payable	857	2,089	416	1,605
Deferred revenue	205	145	384	(373)
Accrued expenses	(22)	(2,847)	(30,841)	4,029
Operating lease liabilities	(20)	(61)	(219)	(239)
Non-cash sponsor share transfers			7,216
Non-cash fees under SEPA			119
Loss from extinguishment of debt			445
Net cash provided by operating activities	12,992	6,969	(9,157)	33,720
Investing Activities
Purchases of property and equipment	(62)	(262)	(333)	(1,448)
Purchases of capitalized software	(318)	(220)	(1,505)	(2,359)
Net cash used in investing activities	(380)	(482)	(1,838)	(3,807)
Financing Activities
Proceeds from the Business Combination			12,282
Principal repayments on term loan	(1,562)	(1,250)	(4,375)	(5,000)
Proceeds from exercise of stock options	420
Distributions	(3,093)	(2,735)	(12,886)	(11,402)
Capitalized transaction costs		(1,577)	(8,341)	(3,941)
Borrowings on term loan			125,000
Extinguishment of Bank of America term loan			(36,250)
Debt issuance costs			(4,036)
Settlement of phantom equity rights			(7,250)
Settlement of RSUs			(424)
Proceeds from issuance of shares under SEPA			442
SEPA transaction costs			(702)
Net cash used in financing activities	(4,235)	(5,562)	63,460	(20,343)
Effect of exchange rate changes on cash and cash equivalents		13		(12)
Net increase in cash and cash equivalents	8,377	938	52,465	9,558
Cash and cash equivalents at beginning of period	79,231	26,766	26,766	17,208
Cash and cash equivalents at end of period	87,608	27,704	79,231	26,766
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	2,230	304	4,426	1,462
Cash paid for income taxes	2,232	1	282	171
Non-cash investing and financing activities
Capital expenditures and capitalized software included in accounts payable	$ 94	$ 271	49	$ 282
Non-cash SEPA transaction costs			$ 119